Derivatives and hedging activities (Tables)	6 Months Ended
Jun. 30, 2022
Fair value of derivative instruments
Fair value of derivative instruments
	Trading			Hedging			[1]
end of 2Q22	Notional amount	Positive replacement value (PRV)	Negative replacement value (NRV)	Notional amount	Positive replacement value (PRV)	Negative replacement value (NRV)
Derivative instruments (CHF billion)
Forwards and forward rate agreements	2,133.5	4.4	4.3	0.0	0.0	0.0
Swaps	8,950.3	30.9	28.9	122.7	0.1	1.8
Options bought and sold (OTC)	737.8	8.3	8.3	0.0	0.0	0.0
Futures	172.0	0.0	0.0	0.0	0.0	0.0
Options bought and sold (exchange-traded)	24.5	0.0	0.0	0.0	0.0	0.0
Interest rate products	12,018.1	43.6	41.5	122.7	0.1	1.8
Forwards	1,027.6	13.5	14.0	19.6	0.4	0.2
Swaps	343.8	14.3	14.0	0.0	0.0	0.0
Options bought and sold (OTC)	181.8	3.1	3.0	0.0	0.0	0.0
Futures	10.0	0.0	0.0	0.0	0.0	0.0
Options bought and sold (exchange-traded)	2.3	0.0	0.0	0.0	0.0	0.0
Foreign exchange products	1,565.5	30.9	31.0	19.6	0.4	0.2
Forwards	0.8	0.0	0.0	0.0	0.0	0.0
Swaps	57.9	2.4	2.2	0.0	0.0	0.0
Options bought and sold (OTC)	223.2	7.0	8.5	0.0	0.0	0.0
Futures	46.9	0.0	0.0	0.0	0.0	0.0
Options bought and sold (exchange-traded)	488.7	21.8	25.2	0.0	0.0	0.0
Equity/index-related products	817.5	31.2	35.9	0.0	0.0	0.0
Credit derivatives [2]	434.4	3.4	4.3	0.0	0.0	0.0
Forwards	10.7	0.1	0.1	0.0	0.0	0.0
Swaps	12.5	1.0	0.6	0.0	0.0	0.0
Options bought and sold (OTC)	12.0	0.3	0.1	0.0	0.0	0.0
Futures	10.6	0.0	0.0	0.0	0.0	0.0
Options bought and sold (exchange-traded)	8.6	0.1	0.0	0.0	0.0	0.0
Other products [3]	54.4	1.5	0.8	0.0	0.0	0.0
Total derivative instruments	14,889.9	110.6	113.5	142.3	0.5	2.0
The notional amount, PRV and NRV (trading and hedging) was CHF 15,032.2 billion, CHF 111.1 billion and CHF 115.5 billion, respectively, as of June 30, 2022.
1 Relates to derivative contracts that qualify for hedge accounting under US GAAP.
2 Primarily credit default swaps.
3 Primarily precious metals, commodity and energy products.
Fair value of derivative instruments (continued)
	Trading			Hedging			[1]
end of 4Q21	Notional amount	Positive replacement value (PRV)	Negative replacement value (NRV)	Notional amount	Positive replacement value (PRV)	Negative replacement value (NRV)
Derivative instruments (CHF billion)
Forwards and forward rate agreements	1,736.0	0.9	0.9	0.0	0.0	0.0
Swaps	8,810.0	36.8	33.0	131.4	0.4	0.2
Options bought and sold (OTC)	779.0	11.5	10.9	0.0	0.0	0.0
Futures	144.5	0.0	0.0	0.0	0.0	0.0
Options bought and sold (exchange-traded)	71.6	0.1	0.0	0.0	0.0	0.0
Interest rate products	11,541.1	49.3	44.8	131.4	0.4	0.2
Forwards	1,052.9	7.6	8.2	21.1	0.1	0.1
Swaps	345.3	11.3	12.4	0.0	0.0	0.0
Options bought and sold (OTC)	174.9	2.0	2.2	0.0	0.0	0.0
Futures	10.3	0.0	0.0	0.0	0.0	0.0
Options bought and sold (exchange-traded)	1.6	0.0	0.0	0.0	0.0	0.0
Foreign exchange products	1,585.0	20.9	22.8	21.1	0.1	0.1
Forwards	0.9	0.1	0.0	0.0	0.0	0.0
Swaps	94.7	1.4	2.6	0.0	0.0	0.0
Options bought and sold (OTC)	243.9	11.1	12.5	0.0	0.0	0.0
Futures	46.3	0.0	0.0	0.0	0.0	0.0
Options bought and sold (exchange-traded)	535.8	22.9	21.5	0.0	0.0	0.0
Equity/index-related products	921.6	35.5	36.6	0.0	0.0	0.0
Credit derivatives [2]	506.8	5.0	6.3	0.0	0.0	0.0
Forwards	9.9	0.2	0.1	0.0	0.0	0.0
Swaps	12.0	1.1	0.4	0.0	0.0	0.0
Options bought and sold (OTC)	11.1	0.2	0.1	0.0	0.0	0.0
Futures	11.1	0.0	0.0	0.0	0.0	0.0
Options bought and sold (exchange-traded)	9.2	0.1	0.1	0.0	0.0	0.0
Other products [3]	53.3	1.6	0.7	0.0	0.0	0.0
Total derivative instruments	14,607.8	112.3	111.2	152.5	0.5	0.3
The notional amount, PRV and NRV (trading and hedging) was CHF 14,760.3 billion, CHF 112.8 billion and CHF 111.5 billion, respectively, as of December 31, 2021.
1 Relates to derivative contracts that qualify for hedge accounting under US GAAP.
2 Primarily credit default swaps.
3 Primarily precious metals, commodity and energy products.

Fair value hedges
Gains or (losses) on fair value hedges
in	2Q22	1Q22	2Q21	6M22	6M21
Interest rate products (CHF million)
Hedged items [1]	1,115	1,756	(288)	2,871	868
Derivatives designated as hedging instruments [1]	(1,050)	(1,679)	264	(2,729)	(832)
The accrued interest on fair value hedges is recorded in net interest income and is excluded from this table.
1 Included in net interest income.
Hedged items in fair value hedges
	2Q22					4Q21
	Hedged items					Hedged items
end of	Carrying amount	Hedging adjustments	[1]	Discontinued hedges	[2]	Carrying amount	Hedging adjustments	[1]	Discontinued hedges	[2]
Assets (CHF billion)
Investment securities	0.7	(0.1)		0.0		0.8	0.0		0.0
Net loans	16.5	(1.5)		(0.1)		16.6	(0.2)		0.2
Liabilities (CHF billion)
Long-term debt	67.1	(2.3)		(1.7)		69.4	(0.2)		0.8
1 Relates to the cumulative amount of fair value hedging adjustments included in the carrying amount.
2 Relates to the cumulative amount of fair value hedging adjustments remaining for any hedged items for which hedge accounting has been discontinued.

Cash flow hedges
Cash flow hedges
in	2Q22	1Q22	2Q21	6M22	6M21
Interest rate products (CHF million)
Gains/(losses) recognized in AOCI on derivatives	(171)	(650)	(23)	(821)	(119)
Gains/(losses) reclassified from AOCI into interest and dividend income	173	4	7	177	10
Foreign exchange products (CHF million)
Gains/(losses) recognized in AOCI on derivatives	(36)	(14)	0	(50)	4
Total other operating expenses	(16)	(6)	15	(22)	25
Gains/(losses) reclassified from AOCI into income	(16)	(6)	15	(22)	25

Net investment hedges	Net investment hedges
in	2Q22	1Q22	2Q21	6M22	6M21
Foreign exchange products (CHF million)
Gains/(losses) recognized in the cumulative translation adjustments section of AOCI	68	(122)	7	(54)	(255)

Credit protection sold/purchased
Credit protection sold/purchased
	2Q22							4Q21
end of	Credit protection sold	Credit protection purchased	[1]	Net credit protection (sold)/ purchased	Other protection purchased		Fair value of credit protection sold	Credit protection sold	Credit protection purchased	[1]	Net credit protection (sold)/ purchased	Other protection purchased		Fair value of credit protection sold
Single-name instruments (CHF billion)
Investment grade [2]	(55.7)	50.7		(5.0)	9.7		0.1	(60.2)	55.6		(4.6)	10.1		0.6
Non-investment grade	(25.2)	22.3		(2.9)	7.1		(0.4)	(31.5)	28.9		(2.6)	7.9		0.4
Total single-name instruments	(80.9)	73.0		(7.9)	16.8		(0.3)	(91.7)	84.5		(7.2)	18.0		1.0
of which sovereign	(14.0)	12.4		(1.6)	3.9		(0.1)	(13.5)	12.2		(1.3)	4.0		(0.1)
of which non-sovereign	(66.9)	60.6		(6.3)	12.9		(0.2)	(78.2)	72.3		(5.9)	14.0		1.1
Multi-name instruments (CHF billion)
Investment grade [2]	(77.4)	73.0		(4.4)	19.9		(0.2)	(102.9)	96.0		(6.9)	20.2		0.7
Non-investment grade	(33.7)	29.0		(4.7)	10.4	[3]	(1.1)	(35.7)	33.2		(2.5)	12.6	[3]	(0.5)
Total multi-name instruments	(111.1)	102.0		(9.1)	30.3		(1.3)	(138.6)	129.2		(9.4)	32.8		0.2
of which non-sovereign	(111.1)	102.0		(9.1)	30.3		(1.3)	(138.6)	129.2		(9.4)	32.8		0.2
Total instruments (CHF billion)
Investment grade [2]	(133.1)	123.7		(9.4)	29.6		(0.1)	(163.1)	151.6		(11.5)	30.3		1.3
Non-investment grade	(58.9)	51.3		(7.6)	17.5		(1.5)	(67.2)	62.1		(5.1)	20.5		(0.1)
Total instruments	(192.0)	175.0		(17.0)	47.1		(1.6)	(230.3)	213.7		(16.6)	50.8		1.2
of which sovereign	(14.0)	12.4		(1.6)	3.9		(0.1)	(13.5)	12.2		(1.3)	4.0		(0.1)
of which non-sovereign	(178.0)	162.6		(15.4)	43.2		(1.5)	(216.8)	201.5		(15.3)	46.8		1.3
1 Represents credit protection purchased with identical underlyings and recoveries.
2 Based on internal ratings of BBB and above.
3 Includes synthetic securitized loan portfolios.

Contingent credit risk
Contingent credit risk
	2Q22				4Q21
end of	Bilateral counterparties	Special purpose entities	Accelerated terminations	Total	Bilateral counterparties	Special purpose entities	Accelerated terminations	Total
Contingent credit risk (CHF billion)
Current net exposure	1.6	0.0	0.2	1.8	2.3	0.0	0.3	2.6
Collateral posted	1.3	0.0	–	1.3	1.9	0.0	–	1.9
Impact of a one-notch downgrade event	0.1	0.0	0.0	0.1	0.1	0.0	0.0	0.1
Impact of a two-notch downgrade event	0.5	0.0	0.1	0.6	0.2	0.0	0.0	0.2
Impact of a three-notch downgrade event	0.6	0.1	0.1	0.8	0.7	0.0	0.1	0.8
The impact of a downgrade event reflects the amount of additional collateral required for bilateral counterparties and special purpose entities and the amount of additional termination expenses for accelerated terminations, respectively.

Reconciliation of notional amount of credit derivatives included in fair value of derivative instruments to credit protection sold/purchased
Credit derivatives
end of	2Q22	4Q21
Credit derivatives (CHF billion)
Credit protection sold	192.0	230.3
Credit protection purchased	175.0	213.7
Other protection purchased	47.1	50.8
Other instruments [1]	20.3	12.0
Total credit derivatives	434.4	506.8
1 Consists of total return swaps and other derivative instruments.

Maturity of credit protection sold
Maturity of credit protection sold
end of	Maturity less than 1 year	Maturity between 1 to 5 years	Maturity greater than 5 years	Total
2Q22 (CHF billion)
Single-name instruments	11.8	65.7	3.4	80.9
Multi-name instruments	18.2	83.4	9.5	111.1
Total instruments	30.0	149.1	12.9	192.0
4Q21 (CHF billion)
Single-name instruments	14.4	73.6	3.7	91.7
Multi-name instruments	39.9	88.3	10.4	138.6
Total instruments	54.3	161.9	14.1	230.3

Bank
Fair value of derivative instruments
Fair value of derivative instruments
	Trading			Hedging			[1]
end of 6M22	Notional amount	Positive replacement value (PRV)	Negative replacement value (NRV)	Notional amount	Positive replacement value (PRV)	Negative replacement value (NRV)
Derivative instruments (CHF billion)
Forwards and forward rate agreements	2,133.5	4.4	4.3	0.0	0.0	0.0
Swaps	8,959.2	31.5	28.9	118.7	0.1	1.8
Options bought and sold (OTC)	737.8	8.3	8.3	0.0	0.0	0.0
Futures	172.0	0.0	0.0	0.0	0.0	0.0
Options bought and sold (exchange-traded)	24.5	0.0	0.0	0.0	0.0	0.0
Interest rate products	12,027.0	44.2	41.5	118.7	0.1	1.8
Forwards	1,027.6	13.5	14.0	19.6	0.4	0.2
Swaps	343.8	14.3	14.0	0.0	0.0	0.0
Options bought and sold (OTC)	181.8	3.1	3.0	0.0	0.0	0.0
Futures	10.0	0.0	0.0	0.0	0.0	0.0
Options bought and sold (exchange-traded)	2.3	0.0	0.0	0.0	0.0	0.0
Foreign exchange products	1,565.5	30.9	31.0	19.6	0.4	0.2
Forwards	0.8	0.0	0.0	0.0	0.0	0.0
Swaps	57.9	2.4	2.2	0.0	0.0	0.0
Options bought and sold (OTC)	223.2	7.0	8.5	0.0	0.0	0.0
Futures	46.9	0.0	0.0	0.0	0.0	0.0
Options bought and sold (exchange-traded)	488.7	21.8	25.2	0.0	0.0	0.0
Equity/index-related products	817.5	31.2	35.9	0.0	0.0	0.0
Credit derivatives [2]	434.4	3.4	4.3	0.0	0.0	0.0
Forwards	10.7	0.1	0.1	0.0	0.0	0.0
Swaps	12.5	1.0	0.6	0.0	0.0	0.0
Options bought and sold (OTC)	12.0	0.3	0.1	0.0	0.0	0.0
Futures	10.6	0.0	0.0	0.0	0.0	0.0
Options bought and sold (exchange-traded)	8.6	0.1	0.0	0.0	0.0	0.0
Other products [3]	54.4	1.5	0.8	0.0	0.0	0.0
Total derivative instruments	14,898.8	111.2	113.5	138.3	0.5	2.0
The notional amount, PRV and NRV (trading and hedging) was CHF 15,037.1 billion, CHF 111.7 billion and CHF 115.5 billion, respectively, as of June 30, 2022.
1 Relates to derivative contracts that qualify for hedge accounting under US GAAP.
2 Primarily credit default swaps.
3 Primarily precious metals, commodity and energy products.
Fair value of derivative instruments (continued)
	Trading			Hedging			[1]
end of 2021	Notional amount	Positive replacement value (PRV)	Negative replacement value (NRV)	Notional amount	Positive replacement value (PRV)	Negative replacement value (NRV)
Derivative instruments (CHF billion)
Forwards and forward rate agreements	1,736.0	0.9	0.9	0.0	0.0	0.0
Swaps	8,818.8	36.9	33.0	127.5	0.4	0.2
Options bought and sold (OTC)	779.0	11.5	10.9	0.0	0.0	0.0
Futures	144.5	0.0	0.0	0.0	0.0	0.0
Options bought and sold (exchange-traded)	71.6	0.1	0.0	0.0	0.0	0.0
Interest rate products	11,549.9	49.4	44.8	127.5	0.4	0.2
Forwards	1,052.9	7.6	8.2	21.1	0.1	0.1
Swaps	345.3	11.3	12.4	0.0	0.0	0.0
Options bought and sold (OTC)	174.9	2.0	2.2	0.0	0.0	0.0
Futures	10.3	0.0	0.0	0.0	0.0	0.0
Options bought and sold (exchange-traded)	1.6	0.0	0.0	0.0	0.0	0.0
Foreign exchange products	1,585.0	20.9	22.8	21.1	0.1	0.1
Forwards	0.9	0.1	0.0	0.0	0.0	0.0
Swaps	94.7	1.4	2.6	0.0	0.0	0.0
Options bought and sold (OTC)	243.9	11.1	12.5	0.0	0.0	0.0
Futures	46.3	0.0	0.0	0.0	0.0	0.0
Options bought and sold (exchange-traded)	535.8	22.9	21.5	0.0	0.0	0.0
Equity/index-related products	921.6	35.5	36.6	0.0	0.0	0.0
Credit derivatives [3]	506.8	5.0	6.3	0.0	0.0	0.0
Forwards	9.9	0.2	0.1	0.0	0.0	0.0
Swaps	12.0	1.1	0.4	0.0	0.0	0.0
Options bought and sold (OTC)	11.1	0.2	0.1	0.0	0.0	0.0
Futures	11.1	0.0	0.0	0.0	0.0	0.0
Options bought and sold (exchange-traded)	9.2	0.1	0.1	0.0	0.0	0.0
Other products [4]	53.3	1.6	0.7	0.0	0.0	0.0
Total derivative instruments	14,616.6	112.4	111.2	148.6	0.5	0.3
The notional amount, PRV and NRV (trading and hedging) was CHF 14,765.2 billion, CHF 112.9 billion and CHF 111.5 billion, respectively, as of December 31, 2021.
1 Relates to derivative contracts that qualify for hedge accounting under US GAAP.
2 Prior period has been revised.
3 Primarily credit default swaps.
4 Primarily precious metals, commodity and energy products.

Fair value hedges
Gains or losses on fair value hedges
in	6M22	6M21
Interest rate products (CHF million)
Hedged items [1]	2,508	776
Derivatives designated as hedging instruments [1]	(2,370)	(740)
The accrued interest on fair value hedges is recorded in net interest income and is excluded from this table.
1 Included in net interest income.
Hedged items in fair value hedges
	6M22					2021
	Hedged items					Hedged items
end of	Carrying amount	Hedging adjustments	[1]	Discontinued hedges	[2]	Carrying amount	Hedging adjustments	[1]	Discontinued hedges	[2]
Assets (CHF billion)
Investment securities	0.7	(0.1)		0.0		0.8	0.0		0.0
Net loans	16.5	(1.5)		(0.1)		16.6	(0.2)		0.2
Liabilities (CHF billion)
Long-term debt	63.4	(2.0)		(1.4)		65.6	(0.1)		0.8
1 Relates to the cumulative amount of fair value hedging adjustments included in the carrying amount.
2 Relates to the cumulative amount of fair value hedging adjustments remaining for any hedged items for which hedge accounting has been discontinued.

Cash flow hedges
Cash flow hedges
in	6M22	6M21
Interest rate products (CHF million)
Gains/(losses) recognized in AOCI on derivatives	(821)	(119)
Gains/(losses) reclassified from AOCI into interest and dividend income	177	10
Foreign exchange products (CHF million)
Gains/(losses) recognized in AOCI on derivatives	(50)	4
Total other operating expenses	(22)	25
Gains/(losses) reclassified from AOCI into income	(22)	25
1 Related to the forward points of a foreign currency forward.

Net investment hedges	Net investment hedges
in	6M22	6M21
Foreign exchange products (CHF million)
Gains/(losses) recognized in the cumulative translation adjustments section of AOCI	(57)	(248)

Credit protection sold/purchased
Credit protection sold/purchased
	6M22							2021
end of	Credit protection sold	Credit protection purchased	[1]	Net credit protection (sold)/ purchased	Other protection purchased		Fair value of credit protection sold	Credit protection sold	Credit protection purchased	[1]	Net credit protection (sold)/ purchased	Other protection purchased		Fair value of credit protection sold
Single-name instruments (CHF billion)
Investment grade [2]	(55.7)	50.7		(5.0)	9.7		0.1	(60.2)	55.6		(4.6)	10.1		0.6
Non-investment grade	(25.2)	22.3		(2.9)	7.1		(0.4)	(31.5)	28.9		(2.6)	7.9		0.4
Total single-name instruments	(80.9)	73.0		(7.9)	16.8		(0.3)	(91.7)	84.5		(7.2)	18.0		1.0
of which sovereign	(14.0)	12.4		(1.6)	3.9		(0.1)	(13.5)	12.2		(1.3)	4.0		(0.1)
of which non-sovereign	(66.9)	60.6		(6.3)	12.9		(0.2)	(78.2)	72.3		(5.9)	14.0		1.1
Multi-name instruments (CHF billion)
Investment grade [2]	(77.4)	73.0		(4.4)	19.9		(0.2)	(102.9)	96.0		(6.9)	20.2		0.7
Non-investment grade	(33.7)	29.0		(4.7)	10.4	[3]	(1.1)	(35.7)	33.2		(2.5)	12.6	[3]	(0.5)
Total multi-name instruments	(111.1)	102.0		(9.1)	30.3		(1.3)	(138.6)	129.2		(9.4)	32.8		0.2
of which non-sovereign	(111.1)	102.0		(9.1)	30.3		(1.3)	(138.6)	129.2		(9.4)	32.8		0.2
Total instruments (CHF billion)
Investment grade [2]	(133.1)	123.7		(9.4)	29.6		(0.1)	(163.1)	151.6		(11.5)	30.3		1.3
Non-investment grade	(58.9)	51.3		(7.6)	17.5		(1.5)	(67.2)	62.1		(5.1)	20.5		(0.1)
Total instruments	(192.0)	175.0		(17.0)	47.1		(1.6)	(230.3)	213.7		(16.6)	50.8		1.2
of which sovereign	(14.0)	12.4		(1.6)	3.9		(0.1)	(13.5)	12.2		(1.3)	4.0		(0.1)
of which non-sovereign	(178.0)	162.6		(15.4)	43.2		(1.5)	(216.8)	201.5		(15.3)	46.8		1.3
1 Represents credit protection purchased with identical underlyings and recoveries.
2 Based on internal ratings of BBB and above.
3 Includes synthetic securitized loan portfolios.

Contingent credit risk
Contingent credit risk
	6M22				2021
end of	Bilateral counterparties	Special purpose entities	Accelerated terminations	Total	Bilateral counterparties	Special purpose entities	Accelerated terminations	Total
Contingent credit risk (CHF billion)
Current net exposure	1.6	0.0	0.2	1.8	2.3	0.0	0.3	2.6
Collateral posted	1.3	0.0	–	1.3	1.9	0.0	–	1.9
Impact of a one-notch downgrade event	0.1	0.0	0.0	0.1	0.1	0.0	0.0	0.1
Impact of a two-notch downgrade event	0.5	0.0	0.1	0.6	0.2	0.0	0.0	0.2
Impact of a three-notch downgrade event	0.6	0.1	0.1	0.8	0.7	0.0	0.1	0.8
The impact of a downgrade event reflects the amount of additional collateral required for bilateral counterparties and special purpose entities and the amount of additional termination expenses for accelerated terminations, respectively.

Reconciliation of notional amount of credit derivatives included in fair value of derivative instruments to credit protection sold/purchased
Credit derivatives
end of	6M22	2021
Credit derivatives (CHF billion)
Credit protection sold	192.0	230.3
Credit protection purchased	175.0	213.7
Other protection purchased	47.1	50.8
Other instruments [1]	20.3	12.0
Total credit derivatives	434.4	506.8
1 Consists of total return swaps and other derivative instruments.

Maturity of credit protection sold
Maturity of credit protection sold
end of	Maturity less than 1 year	Maturity between 1 to 5 years	Maturity greater than 5 years	Total
6M22 (CHF billion)
Single-name instruments	11.8	65.7	3.4	80.9
Multi-name instruments	18.2	83.4	9.5	111.1
Total instruments	30.0	149.1	12.9	192.0
2021 (CHF billion)
Single-name instruments	14.4	73.6	3.7	91.7
Multi-name instruments	39.9	88.3	10.4	138.6
Total instruments	54.3	161.9	14.1	230.3